STOCK TRANSACTIONS	12 Months Ended
Sep. 30, 2024
Stock Transactions
STOCK TRANSACTIONS

NOTE 9. STOCK TRANSACTIONS

On October 13 2023 the Company issued 16,710 common shares for cash consideration of $22,726.

On October 27 2023 the Company issued 35,785 common shares for cash consideration of $46,091.

On November 10, 2023 the Company issued 31,732 common shares for cash consideration of $38,205.

On November 27, 2023 the Company issued 33,989 common shares for cash consideration of $32,629.

On December 11 2023 the Company issued 43,297 common shares for cash consideration of $38,101.

On December 20, 2023 the Company issued 82,686 common shares for cash consideration of $34,543.

On January 3, 2024 the Company issued 94,883 common shares for cash consideration of $39,638.

On January 10, 2024 the Company issued 82,643 common shares for cash consideration of $44,297.

On February 2, 2024 the Company issued 40,229 common shares for cash consideration of $19,614.

On February 21, 2024 the Company issued 52,569 common shares for cash consideration of $32,362.

On March 6, 2024 the Company issued 44,503 common shares for cash consideration of $25,282.

On March 20, 2024 the Company issued 49,230 common shares for cash consideration of $26,781.

On April 3, 2024 the Company issued 52,763 common shares for cash consideration of $25,326.

On May 2, 2024 the Company issued 20,068 Series A Preferred shares for nonemployee services .

On May 29, 2024 the Company issued 66185 common shares for cash consideration of $30,000.

On June 7, 2024 the Company issued 62,207 common shares for cash consideration of $30,000.

On June 20, 2024 the Company issued 75,301 common shares for cash consideration of $50,000.

On July 3, 2024 9,694,152 Series A Preferred Shares were distributed as a dividend to shareholders.

On July 12, 2024 the Company issued 135,242 common shares for cash consideration of $28,126

On September 4, 2024 , 2024 the Company issued 500,000 common shares as a commitment fee in connection with the issuance of a promissory note in the face amount of $250,000

On September 26,2024 the Company issued 249,915 shares as consideration for nonemployee services.